BETTER 10Q - STOCK-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-Based Compensation Expense	The total of all stock-based compensation expense related to employees are reported in the following line items within the condensed consolidated statements of operations and comprehensive loss:Six Months Ended June 30,(Amounts in thousands)20232022Mortgage platform expenses$1,729 $3,450 Other platform expenses345 248 General and administrative expenses8,295 13,617 Marketing expenses70 340 Technology and product development expenses(1)1,915 2,393 Total stock-based compensation expense$12,354 $20,048 __________________(1)Technology and product development expense excludes $1.4 million and $2.2 million of stock-based compensation expense, which was capitalized (see Note 6) for the six months ended June 30, 2023 and 2022, respectivelyThe total of all stock-based compensation expense related to employees are reported in the following line items within the consolidated statements of operations and comprehensive loss:Year Ended December 31,(Amounts in thousands)20222021Mortgage platform expenses$5,256 $13,671 Other platform expenses908 1,654 General and administrative expenses26,681 27,559 Marketing expenses486 1,159 Technology and product development expenses(1)5,226 11,172 Total stock-based compensation expense$38,557 $55,215 __________________(1)Technology and product development expense excludes $4.1 million and $9.0 million of stock-based compensation expense, which was capitalized (see Note 8) for the years ended December 31, 2022 and 2021, respectively